Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended
	Aug. 16, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Investments held in trust						$ 109,141,622
Offering costs		$ 391,459		$ 391,459		391,459
Underwriter discount				1,337,500		1,337,500
Deferred fee				3,745,000		3,745,000
Fair value of underwriter shares				1,632,750		1,632,750
Other expenses				2,188,378		2,188,378
Common stock subject to possible redemption						109,140,000
Federal depository insurance coverage		250,000		250,000		250,000
Investments held in trust		110,872,063		110,872,063		109,141,622
Deferred fee				3,745,000
Common stock subject to possible redemption		$ 110,499,095		110,499,095		$ 109,140,000
Effective tax rate	1.00%
Statutory tax rate						21.00%
Fair value excess amount				236,846
Unrealized gain				$ 74,039
Income Tax [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Effective tax rate		(17.20%)	0.00%	2.90%	0.00%
Statutory tax rate		21.00%		21.00%